UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number     811-09205
                                                     ----------------

                     Advantage Advisers Xanthus Fund, L.L.C.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
         --------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code:  212-667-4225
                                                            -------------

                      Date of fiscal year end:  December 31
                                               ------------

                     Date of reporting period:  June 30, 2010
                                               --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                       [ADVANTAGE ADVISERS LOGO]

                               Advantage Advisers
                              Xanthus Fund, L.L.C.

                              Financial Statements

                     For the Six Months Ended June 30, 2010
                                  (Unaudited)

                    ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2010
                                   (UNAUDITED)

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1

Schedule of Portfolio Investments .........................................    2

Schedule of Securities Sold, Not Yet Purchased ............................    8

Schedule of Swap Contracts ................................................   15

Statement of Operations ...................................................   21

Statements of Changes in Members' Capital .................................   22

Notes to Financial Statements .............................................   23

Supplemental Information ..................................................   36

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               JUNE 30, 2010
ASSETS
Investments in securities, at market value (cost $937,680,570)               $   998,237,335
Cash and cash equivalents (including restricted cash of $82,617,959,
   Euros of $3 with a cost of $4, and Hong Kong Dollars of $4,246,974
   with a cost of $4,247,495)                                                    172,184,420
Due from broker (including Euros of $5,618 with a cost of $5,598)                354,055,427
Receivable for investment securities sold                                         23,199,066
Dividends receivable                                                                 619,343
Interest receivable                                                                  332,237
Other assets                                                                         115,497
                                                                             ---------------
     TOTAL ASSETS                                                              1,548,743,325
                                                                             ---------------

LIABILITIES
Securities sold, not yet purchased, at market value (proceeds
   $556,521,038)                                                                 529,275,893
Payable for investment securities purchased                                       43,662,359
Withdrawals payable (see note 3)                                                  43,468,787
Net unrealized loss on swap contracts                                              5,329,461
Due to broker (including Japanese Yen of $3,444,354 with a cost of
   $3,440,961, and British Pounds Sterling of $1,290 with a
   cost $1,328)                                                                    3,445,644
Accrued capital gain country tax (see note 2)                                      3,142,315
Dividends payable on securities sold, not yet purchased                            1,000,879
Accounting and investor services fees payable                                        129,997
Accrued expenses                                                                   1,125,386
                                                                             ---------------
   TOTAL LIABILITIES                                                             630,580,721
                                                                             ---------------

       NET ASSETS                                                            $   918,162,604
                                                                             ===============

MEMBERS' CAPITAL - NET ASSETS
Represented by:
Net capital contributions                                                    $   835,669,709
Net unrealized gain on investments, foreign currency, and swap
   transactions                                                                   82,492,895
                                                                             ---------------
     MEMBERS' CAPITAL - NET ASSETS                                           $   918,162,604
                                                                             ---------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                           --------------
             INVESTMENT IN SECURITIES - 108.72%
             COMMON STOCK - 108.27%
             UNITED STATES - 73.68%
                COMMERCIAL BANKS - SOUTHERN U.S. - 0.65%
 2,338,800        Synovus Financial Corp.                                            $    5,940,552
                                                                                     --------------
                COMMERCIAL SERVICES - FINANCE - 7.76%
   139,583        Mastercard, Inc., Class A                                    (a)       27,850,996
   801,125        Verisk Analytics, Inc., Class A*                             (a)       23,953,637
   275,230        Visa, Inc., Class A Shares                                   (a)       19,472,523
                                                                                     --------------
                                                                                         71,277,156
                                                                                     --------------
                COMPUTERS - 15.55%
   356,460        Apple, Inc.*                                               (a)(b)      89,660,384
 1,969,000        Dell, Inc.*                                                  (a)       23,746,140
   678,300        Hewlett-Packard Co.                                          (a)       29,356,824
                                                                                     --------------
                                                                                        142,763,348
                                                                                     --------------
                COMPUTERS - MEMORY DEVICES - 7.48%
   725,950        EMC Corp.*                                                   (a)       13,284,885
 1,315,721        SanDisk Corp.*                                               (a)       55,352,382
                                                                                     --------------
                                                                                         68,637,267
                                                                                     --------------
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 12.48%
   914,219        Broadcom Corp., Class A                                      (a)       30,141,801
 1,972,500        Micron Technology, Inc.*                                               16,746,525
   533,042        Monolithic Power Systems, Inc.*                              (a)        9,520,130
 1,135,000        Omnivision Technologies, Inc. *                                        24,334,400
   198,050        Silicon Laboratories, Inc.*                                             8,032,908
 1,020,700        Xilinx, Inc.                                                 (a)       25,782,882
                                                                                     --------------
                                                                                        114,558,646
                                                                                     --------------
                ENGINEERING / RESEARCH & DEVELOPMENT SERVICES - 2.08%
   347,058        Mistras Group, Inc.*                                                    3,720,462
   450,333        Shaw Group, Inc.*                                                      15,410,395
                                                                                     --------------
                                                                                         19,130,857
                                                                                     --------------
                ENTERPRISE SOFTWARE / SERVICES - 0.64%
   242,965        Taleo Corp., Class A*                                                   5,901,620
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                    VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
                INDUSTRIAL AUDIO & VIDEO PRODUCTION - 3.33%
   487,562        Dolby Laboratories, Inc., Class A*                           (a)   $   30,565,262
                                                                                     --------------
                INVESTMENT MANAGEMENT / ADVISORY SERVICES - 4.61%
   302,333        Franklin Resources, Inc.                                     (a)       26,058,081
 1,831,100        Janus Capital Group, Inc.                                              16,260,168
                                                                                     --------------
                                                                                         42,318,249
                                                                                     --------------
                NETWORKING PRODUCTS - 2.53%
    24,957        Acme Packet, Inc.*                                                        670,844
 1,060,295        Cisco Systems, Inc.*                                         (a)       22,594,887
                                                                                     --------------
                                                                                         23,265,731
                                                                                     --------------
                RETAIL - CONSUMER ELECTRONICS - 2.64%
   716,400        Best Buy Co., Inc.                                           (a)       24,257,304
                                                                                     --------------
                RETAIL - DISCOUNT - 1.18%
   261,330        Dollar Tree, Inc.*                                           (a)       10,879,168
                                                                                     --------------
                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 5.58%
   844,483        Analog Devices, Inc.                                         (a)       23,527,296
 1,357,200        Cypress Semiconductor Corp.*                                           13,626,288
 2,848,169        Integrated Device Technology, Inc.*                                    14,098,437
                                                                                     --------------
                                                                                         51,252,021
                                                                                     --------------
                TELECOMMUNICATION EQUIPMENT - 1.46%
 2,093,200        Tellabs, Inc.                                                (a)       13,375,548
                                                                                     --------------
                TRANSPORT - SERVICES - 0.74%
   558,158        Echo Global Logistics, Inc.*                                 (a)        6,815,109
                                                                                     --------------
                WEB HOSTING / DESIGN - 2.67%
   167,071        Equinix, Inc.*                                               (a)       13,569,506
 1,395,764        Terremark Worldwide, Inc.*                                             10,900,917
                                                                                     --------------
                                                                                         24,470,423
                                                                                     --------------
                WIRELESS EQUIPMENT - 2.30%
 1,480,200        Aruba Networks, Inc.*                                        (a)       21,078,048
                                                                                     --------------
             TOTAL UNITED STATES (COST $625,517,912)                                 $  676,486,309
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             BERMUDA - 2.69%
                SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.69%
 1,568,718        Marvell Technology Group, Ltd.*                                    $   24,722,996
                                                                                     --------------
             TOTAL BERMUDA (COST $28,815,268)                                        $   24,722,996
                                                                                     --------------
             CANADA - 1.63%
                COMPUTERS - 1.63%
   303,700        Research in Motion, Ltd.*                                    (a)       14,960,262
                                                                                     --------------
             TOTAL CANADA (COST $20,554,931)                                         $   14,960,262
                                                                                     --------------
             CHINA - 15.55%
                COMPUTER SERVICES - 1.26%
   497,500        Vanceinfo Technologies, Inc. - Sponsored ADR*                (a)       11,581,800
                                                                                     --------------
                ENERGY - ALTERNATE SOURCES - 0.24%
   471,300        Ja Solar Holdings Co., Ltd. - Sponsored ADR*                            2,191,545
                                                                                     --------------
                FOOD - CONFECTIONERY - 0.71%
 7,669,000        Want Want China Holdings, Ltd.                                          6,499,878
                                                                                     --------------
                INSTRUMENTS - CONTROLS - 0.94%
13,209,151        China Automation Group, Ltd.                                            8,600,137
                                                                                     --------------
                INSURANCE BROKERS - 2.19%
   774,056        CNinsure, Inc. - Sponsored ADR                               (a)       20,079,013
                                                                                     --------------
                REAL ESTATE MANAGEMENT / SERVICES - 1.64%
 1,014,562        E-House China Holdings, Ltd. - Sponsored ADS                 (a)       15,025,663
                                                                                     --------------
                REAL ESTATE OPERATIONS / DEVELOPMENT - 1.60%
 9,239,711        Longfor Properties Co., Ltd.                                            9,349,903
17,863,000        Powerlong Real Estate Holdings, Ltd.                                    5,344,817
                                                                                     --------------
                                                                                         14,694,720
                                                                                     --------------
                RETAIL - REGIONAL DEPARTMENT STORES - 3.22%
14,039,303        Golden Eagle Retail Group, Ltd.                                        29,567,317
                                                                                     --------------
                RETAIL - RESTAURANTS - 1.47%
12,057,037        Ajisen China Holdings, Ltd.                                            13,516,908
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             CHINA - (CONTINUED)
                WEB PORTALS / ISP - 2.28%
   499,300        Netease.com, Inc. - Sponsored ADR*                           (a)   $   15,832,803
   146,200        Sina Corp.*                                                             5,155,012
                                                                                     --------------
                                                                                         20,987,815
                                                                                     --------------
             TOTAL CHINA (COST $137,463,319)                                         $  142,744,796
                                                                                     --------------
             FRANCE - 0.90%
                BATTERIES / BATTERY SYSTEMS - 0.90%
   271,700        Saft Groupe SA                                                          8,290,215
                                                                                     --------------
             TOTAL FRANCE (COST $13,173,184)                                         $    8,290,215
                                                                                     --------------
             HONG KONG - 10.03%
                AGRICULTURAL OPERATIONS - 0.85%
 7,747,005        China Green Holdings, Ltd.                                              7,839,396
                                                                                     --------------
                ALTERNATIVE WASTE TECHNOLOGY - 1.62%
35,036,633        China Everbright International, Ltd.                                   14,892,681
                                                                                     --------------
                DIVERSIFIED OPERATIONS - 2.17%
15,490,379        Guangdong Investment, Ltd.                                              7,340,251
 3,143,338        Shanghai Industrial Holdings, Ltd.                                     12,573,948
                                                                                     --------------
                                                                                         19,914,199
                                                                                     --------------
                ELECTRONIC MEASURING INSTRUMENTS - 0.24%
 3,497,060        Wasion Group Holdings, Ltd.                                             2,209,483
                                                                                     --------------
                LOTTERY SERVICES - 0.61%
60,300,000        REXLot Holdings, Ltd.                                                   5,575,352
                                                                                     --------------
                RETAIL - APPAREL / SHOES - 3.10%
42,242,637        Trinity, Ltd.                                                          28,425,285
                                                                                     --------------
                TRANSACTIONAL SOFTWARE - 1.44%
   408,375        Longtop Financial Technologies, Ltd. - Sponsored ADR*        (a)       13,231,350
                                                                                     --------------
             TOTAL HONG KONG (COST $76,755,400)                                      $   92,087,746
                                                                                     --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                           --------------
             COMMON STOCK - (CONTINUED)
             IRELAND - 0.93%
                COMPUTER SERVICES - 0.93%
   222,000        Accenture, PLC, Class A                                            $    8,580,300
                                                                                     --------------
             TOTAL IRELAND (COST $9,675,892)                                         $    8,580,300
                                                                                     --------------
             ISRAEL - 1.47%
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.47%
   615,265        Mellanox Technologies, Ltd.*                                 (a)       13,474,303
                                                                                     --------------
             TOTAL ISRAEL (COST $10,137,222)                                         $   13,474,303
                                                                                     --------------
             SINGAPORE - 1.39%
                ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.39%
   604,300        Avago Technologies, Ltd.*                                              12,726,558
                                                                                     --------------
             TOTAL SINGAPORE (COST $12,195,640)                                      $   12,726,558
                                                                                     --------------
             TOTAL COMMON STOCK (COST $934,288,768)                                  $  994,073,485
                                                                                     --------------

CONTRACTS
----------
             PURCHASED OPTIONS - 0.45%
             CALL OPTIONS - 0.45%
             UNITED STATES - 0.45%
                COMPUTERS - 0.45%
     2,922        Apple, Inc., 01/22/2011, $300.00                                        4,163,850
                                                                                     --------------
             TOTAL CALL OPTIONS (COST $3,391,802)                                    $    4,163,850
                                                                                     --------------
             TOTAL PURCHASED OPTIONS (COST $3,391,802)                               $    4,163,850
                                                                                     --------------
             TOTAL INVESTMENTS IN SECURITIES (COST $937,680,570) - 108.72%           $  998,237,335
                                                                                     --------------
             OTHER LIABILITIES IN EXCESS OF ASSETS - (8.72%)**                          (80,074,731)
                                                                                     --------------
             NET ASSETS - 100.00%                                                    $  918,162,604
                                                                                     ==============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)   Security held in connection with an open put or call option contract.

*     Non-income producing security.

** Includes $167,937,443 invested in a PNC Bank Money Market Account, which is 18.29% of net assets and foreign currency with a U.S. Dollar value $4,246,977 held in custody at PFPC Trust, which is 0.46% of net assets.

ADR   American Depository Receipt
ADS   American Depository Share

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2010
                                                                  PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY                           NET ASSETS (%)
---------------------------------------                          ---------------
Agricultural Operations                                                 0.85
Alternative WasteTechnology                                             1.62
Batteries / Battery Systems                                             0.90
Commercial Banks - Southern U.S.                                        0.65
Commercial Services - Finance                                           7.76
Computers                                                              17.63
Computer Services                                                       2.19
Computers - Memory Devices                                              7.48
Diversified Operations                                                  2.17
Electronic Components - Semiconductors                                 15.34
Electronic Measuring Instruments                                        0.24
Energy - Alternate Sources                                              0.24
Engineering / Research & Development Services                           2.08
Enterprise Software / Services                                          0.64
Food - Confectionery                                                    0.71
Industrial Audio & Video Production                                     3.33
Instruments - Controls                                                  0.94
Insurance Brokers                                                       2.19

                                                                  JUNE 30, 2010
                                                                  PERCENTAGE OF
INVESTMENTS IN SECURITIES - BY INDUSTRY                           NET ASSETS (%)
---------------------------------------                          ---------------
Investment Management / Advisory Services                               4.61
Lottery Services                                                        0.61
Networking Products                                                     2.53
Real Estate Management / Services                                       1.64
Real Estate Operations / Development                                    1.60
Retail - Apparel / Shoes                                                3.10
Retail - Consumer Electronics                                           2.64
Retail - Discount                                                       1.18
Retail - Regional Department Stores                                     3.22
Retail - Restaurants                                                    1.47
Semiconductor Components - Integrated Circuits                          8.27
Telecommunication Equipment                                             1.46
Transactional Software                                                  1.44
Transport - Services                                                    0.74
Web Hosting / Design                                                    2.67
Web Portals / ISP                                                       2.28
Wireless Equipment                                                      2.30
                                                                     ---------
TOTAL INVESTMENTS IN SECURITIES                                       108.72%
                                                                     =========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                          ---------------
            SECURITIES SOLD, NOT YET PURCHASED - 57.64%
            COMMON STOCK - 57.64%
            UNITED STATES - 26.32%
               COMMERCIAL BANKS - SOUTHERN U.S. - 0.77%
   269,110        BB&T Corp.                                                        $    7,080,284
                                                                                    --------------
               COMMERCIAL BANKS - WESTERN U.S. - 0.57%
   502,860        Cathay General Bancorp                                                 5,194,544
                                                                                    --------------
               COMPUTERS - MEMORY DEVICES - 1.10%
   333,927        Western Digital Corp.                                                 10,071,238
                                                                                    --------------
               CRUISE LINES - 0.77%
   232,800        Carnival Corp.                                                         7,039,872
                                                                                    --------------
               ELECTRIC - INTEGRATED - 2.96%
   421,911        Consolidated Edison, Inc.                                             18,184,364
   270,000        Southern Co.                                                           8,985,600
                                                                                    --------------
                                                                                        27,169,964
                                                                                    --------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 4.34%
 1,027,900        Amkor Technology, Inc.*                                                5,663,729
   171,300        Cree, Inc.                                                            10,283,139
 1,281,870        Fairchild Semiconductor International, Inc.                           10,780,527
   472,900        Microchip Technology, Inc.                                            13,118,246
                                                                                    --------------
                                                                                        39,845,641
                                                                                    --------------
               FINANCE - OTHER SERVICES - 1.14%
   380,074        NYSE Euronext                                                         10,501,445
                                                                                    --------------
               HOTELS & MOTELS - 0.66%
   146,100        Starwood Hotels & Resorts Worldwide, Inc.                              6,052,923
                                                                                    --------------
               MULTI-MEDIA - 1.69%
   204,810        Meredith Corp.                                                         6,375,735
   290,700        Walt Disney Co.                                                        9,157,050
                                                                                    --------------
                                                                                        15,532,785
                                                                                    --------------
               RECREATIONAL CENTERS - 0.99%
   286,398        Life Time Fitness, Inc.                                                9,104,592
                                                                                    --------------
               REITS - APARTMENTS - 4.66%
   197,636        AvalonBay Communities, Inc.                                           18,453,273
   231,027        Camden Property Trust                                                  9,437,453

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            UNITED STATES - (CONTINUED)
               REITS - APARTMENTS - (CONTINUED)
   153,100        Essex Property Trust, Inc.                                        $   14,933,374
                                                                                    --------------
                                                                                        42,824,100
                                                                                    --------------
               REITS - SINGLE TENANT - 0.63%
   192,000        Realty Income Corp.                                                    5,823,360
                                                                                    --------------
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.31%
   568,200        Maxim Integrated Products, Inc.                                        9,505,986
   314,100        Micrel, Inc.                                                           3,197,538
   406,200        Power Integrations, Inc.                                              13,077,609
   464,658        Sigma Designs, Inc.                                                    4,651,227
                                                                                    --------------
                                                                                        30,432,360
                                                                                    --------------
               SEMICONDUCTOR EQUIPMENT - 1.15%
   307,100        Veeco Instruments, Inc.*                                              10,527,388
                                                                                    --------------
               SUPER-REGIONAL BANKS - U.S. - 0.71%
   291,000        U.S. Bancorp                                                           6,503,850
                                                                                    --------------
               TELECOMMUNICATION EQUIPMENT - 0.16%
   145,692        Arris Group, Inc.                                                      1,484,602
                                                                                    --------------
               TELEPHONE - INTEGRATED - 0.71%
   232,900        Verizon Communications, Inc.                                           6,525,858
                                                                                    --------------
            TOTAL UNITED STATES (PROCEEDS $246,087,966)                             $  241,714,806
                                                                                    --------------
            CHINA - 6.84%
               COMMERCIAL BANKS - NON U.S. - 2.61%
23,099,000        Bank Of China, Ltd., Class H                                          11,776,228
 5,015,500        China Merchants Bank Co., Ltd.                                        12,173,026
                                                                                    --------------
                                                                                        23,949,254
                                                                                    --------------
               ELECTRIC - GENERATION - 0.98%
 9,240,482        Datang International Power Generation Co., Ltd., Class H               3,773,499
 8,803,831        Huaneng Power International, Inc., Class H                             5,245,806
                                                                                    --------------
                                                                                         9,019,305
                                                                                    --------------


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            CHINA - (CONTINUED)
               INTERNET APPLICATION SOFTWARE - 0.72%
   393,000        Tencent Holdings, Ltd.                                            $    6,586,058
                                                                                    --------------
               METAL - ALUMINUM - 0.27%
   131,000        Aluminum Corp Of China, Ltd. - Sponsored ADR                           2,444,460
                                                                                    --------------
               METAL PROCESSORS & FABRICATION - 0.41%
 5,787,600        China Zhongwang Holdings, Ltd.                                         3,708,699
                                                                                    --------------
               PROPERTY / CASUALTY INSURANCE - 0.20%
 1,931,244        PICC Property & Casualty Co., Ltd., Class H                            1,860,034
                                                                                    --------------
               REAL ESTATE OPERATIONS / DEVELOPMENT - 0.97%
 6,964,000        Guangzhou R&F Properties Co., Ltd., Class H                            8,934,017
                                                                                    --------------
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.03%
    77,100        Semiconductor Manufacturing, Inc. - Sponsored ADR                        300,690
                                                                                    --------------
               STEEL - PRODUCERS - 0.65%
 4,966,000        Angang Steel Co., Ltd.                                                 5,994,557
                                                                                    --------------
            TOTAL CHINA (PROCEEDS $67,922,779)                                      $   62,797,074
                                                                                    --------------
            FINLAND - 1.70%
               WIRELESS EQUIPMENT - 1.70%
 1,920,103        Nokia Corp. - Sponsored ADR                                           15,648,839
                                                                                    --------------
            TOTAL FINLAND (PROCEEDS $20,953,523)                                    $   15,648,839
                                                                                    --------------
            GERMANY - 1.79%
               POWER CONVERSION / SUPPLY EQUIPMENT - 0.49%
    43,146        SMA Solar Technology AG                                                4,468,975
                                                                                    --------------
               SEMICONDUCTOR EQUIPMENT - 0.71%
   270,970        Aixtron AG                                                             6,548,634
                                                                                    --------------
               TRANSPORT - SERVICES - 0.59%
   367,713        Deutsche Post AG                                                       5,409,466
                                                                                    --------------
            TOTAL GERMANY (PROCEEDS $19,362,923)                                    $   16,427,075
                                                                                    --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            HONG KONG - 3.05%
               AIRPORT DEVELOPMENT / MAINTENANCE - 0.35%
 5,490,000        Beijing Capital International Airport Co., Ltd., Class H          $    3,257,143
                                                                                    --------------
               CELLULAR TELECOMMUNICATIONS - 0.91%
   829,135        China Mobile, Ltd.                                                     8,326,347
                                                                                    --------------
               REAL ESTATE OPERATIONS / DEVELOPMENT - 1.79%
 2,599,316        Hysan Development Co, Ltd.                                             7,410,280
   652,561        Sun Hung Kai Properties, Ltd.                                          9,000,112
                                                                                    --------------
                                                                                        16,410,392
                                                                                    --------------
            TOTAL HONG KONG (PROCEEDS $27,695,927)                                  $   27,993,882
                                                                                    --------------
            ISRAEL - 0.61%
               COMPUTERS - MEMORY DEVICES - 0.61%
   427,901        Seagate Technology                                                     5,579,829
                                                                                    --------------
            TOTAL ISRAEL (PROCEEDS $7,444,026)                                      $    5,579,829
                                                                                    --------------
            JAPAN - 12.57%
               AUDIO / VIDEO PRODUCTS - 0.91%
   656,712        Panasonic Corp.                                                        8,326,926
                                                                                    --------------
               AUTO - CARS / LIGHT TRUCKS - 0.41%
 2,960,670        Mitsubishi Motors Corp.                                                3,780,814
                                                                                    --------------
               CIRCUIT BOARDS - 0.78%
   261,900        Ibiden Co., Ltd.                                                       7,162,551
                                                                                    --------------
               COMPUTERS - INTEGRATED SYSTEMS - 1.06%
     2,618        NTT Data Corp.                                                         9,763,386
                                                                                    --------------
               COMPUTERS - MEMORY DEVICES - 0.58%
    96,794        TDK Corp.                                                              5,376,366
                                                                                    --------------
               ELECTRIC PRODUCTS - MISCELLANEOUS - 1.23%
   133,700        Nidec Corp.                                                           11,332,078
                                                                                    --------------
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.76%
   407,300        Hoya Corp.                                                             8,773,122
   162,300        Murata Manufacturing Co., Ltd.                                         7,841,001

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            JAPAN - (CONTINUED)
               ELECTRONIC COMPONENTS - MISCELLANEOUS - (CONTINUED)
   756,000        Nippon Electric Glass Co., Ltd.                                   $    8,782,776
                                                                                    --------------
                                                                                        25,396,899
                                                                                    --------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.62%
    93,300        Rohm Co., Ltd.                                                         5,662,038
                                                                                    --------------
               ELECTRONIC CONNECTORS - 0.78%
    77,700        Hirose Electric Co., Ltd.                                              7,173,977
                                                                                    --------------
               ELECTRONIC MEASURING INSTRUMENTS - 0.52%
   222,964        Advantest Corp.                                                        4,747,145
                                                                                    --------------
               MACHINERY - ELECTRICAL - 0.45%
    64,000        Disco Corp.                                                            4,108,140
                                                                                    --------------
               PHOTO EQUIPMENT & SUPPLIES - 0.99%
   355,000        Konica Minolta Holdings, Inc.                                          3,462,231
   233,439        Olympus Corp.                                                          5,592,759
                                                                                    --------------
                                                                                         9,054,990
                                                                                    --------------
               SEMICONDUCTOR EQUIPMENT - 0.35%
    58,200        Tokyo Electron, Ltd.                                                   3,193,222
                                                                                    --------------
               TOYS - 0.32%
   330,668        Namco Bandai Holdings, Inc.                                            2,925,976
                                                                                    --------------
               WEB PORTALS / ISP - 0.81%
    18,452        Yahoo! Japan Corp.                                                     7,433,954
                                                                                    --------------
            TOTAL JAPAN (PROCEEDS $118,665,456)                                     $  115,438,462
                                                                                    --------------
            SOUTH KOREA - 0.72%
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.72%
   410,314        LG Display Co., Ltd. - Sponsored ADR                                   6,606,055
                                                                                    --------------
            TOTAL SOUTH KOREA (PROCEEDS $7,641,776)                                 $    6,606,055
                                                                                    --------------
            SWEDEN - 0.12%
               WIRELESS EQUIPMENT - 0.12%
    97,721        Telefonaktiebolaget LM Ericsson - Sponsored ADR                        1,076,885
                                                                                    --------------

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                                     JUNE 30, 2010
SHARES                                                                                   VALUE
----------                                                                          ---------------
            COMMON STOCK - (CONTINUED)
            SWEDEN - (CONTINUED)
            TOTAL SWEDEN (PROCEEDS $987,966)                                        $    1,076,885
                                                                                    --------------
            SWITZERLAND - 2.02%
               COMPUTERS - PERIPHERAL EQUIPMENT - 0.84%
   574,252        Logitech International SA                                              7,700,719
                                                                                    --------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 1.18%
 1,369,974        STMicroelectronics NV                                                 10,836,495
                                                                                    --------------
            TOTAL SWITZERLAND (PROCEEDS $21,013,629)                                $   18,537,214
                                                                                    --------------
            TAIWAN - 1.31%
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 1.31%
 1,157,537        Siliconware Precision Industries Co. - Sponsored ADR                   6,192,823
 1,999,000        United Microelectronics Corp. - Sponsored ADR                          5,817,090
                                                                                    --------------
                                                                                        12,009,913
                                                                                    --------------
            TOTAL TAIWAN (PROCEEDS $13,673,310)                                     $   12,009,913
                                                                                    --------------
            UNITED KINGDOM - 0.59%
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.59%
   966,546        CSR, PLC                                                               5,445,859
                                                                                    --------------
            TOTAL UNITED KINGDOM (PROCEEDS $5,071,757)                              $    5,445,859
                                                                                    --------------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $556,521,038)        $  529,275,893
                                                                                    ==============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2010
                                                                  PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                  NET ASSETS (%)
------------------------------------------------                 ---------------
Airport Development / Maintenance                                      0.35
Audio / Video Products                                                 0.91
Auto - Cars / Light Trucks                                             0.41
Cellular Telecommunications                                            0.91
Circuit Boards                                                         0.78
Commercial Banks - Non U.S.                                            2.61
Commercial Banks - Southern U.S.                                       0.77
Commercial Banks - Western U.S.                                        0.57
Computers - Integrated Systems                                         1.06
Computers - Memory Devices                                             2.29
Computers - Peripheral Equipment                                       0.84
Cruise Lines                                                           0.77
Electric - Generation                                                  0.98
Electric - Integrated                                                  2.96
Electric Products - Miscellaneous                                      1.23
Electronic Components - Miscellaneous                                  3.48
Electronic Components - Semiconductors                                 6.14
Electronic Connectors                                                  0.78
Electronic Measuring Instruments                                       0.52
Finance - Other Services                                               1.14
Hotels & Motels                                                        0.66
Internet Application Software                                          0.72

                                                                  JUNE 30, 2010
                                                                  PERCENTAGE OF
SECURITIES SOLD, NOT YET PURCHASED - BY INDUSTRY                  NET ASSETS (%)
------------------------------------------------                 ---------------
Machinery - Electrical                                                 0.45
Metal - Aluminum                                                       0.27
Metal Processors & Fabrication                                         0.41
Multi-Media                                                            1.69
Photo Equipment & Supplies                                             0.99
Power Conversion / Supply Equipment                                    0.49
Property / Casualty Insurance                                          0.20
Real Estate Operations / Development                                   2.76
Recreational Centers                                                   0.99
REITS - Apartments                                                     4.66
REITS - Single Tenant                                                  0.63
Semiconductor Components - Integrated Circuits                         5.24
Semiconductor Equipment                                                2.21
Steel - Producers                                                      0.65
Super - Regional Banks - U.S.                                          0.71
Telecommunication Equipment                                            0.16
Telephone - Integrated                                                 0.71
Toys                                                                   0.32
Transport - Services                                                   0.59
Web Portals / ISP                                                      0.81
Wireless Equipment                                                     1.82
                                                                     --------
TOTAL SECURITIES SOLD, NOT YET PURCHASED                              57.64%
                                                                     ========

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               JUNE 30, 2010
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (0.58%)
               TOTAL RETURN SWAP CONTRACTS - LONG - (0.84%)
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.00%
$  6,004,230   12/21/2010   Nissha Printing Co., Ltd.                          $     137,632

                            Agreement with Morgan Stanley, dated 06/15/2009
                            to receive the total return of the shares of
                            Nissha Printing Co., Ltd. in exchange for an
                            amount to be paid monthly equal to the one month
                            LIBOR rate plus 0.60%
   8,649,187    3/31/2012   Samsung SDI Co., Ltd.                                   (121,981)

                            Agreement with Morgan Stanley, dated 04/26/2010
                            to receive the total return of the shares of
                            Samsung SDI Co., Ltd. in exchange for an amount
                            to be paid monthly equal to the one month LIBOR
                            rate plus 0.90%
                                                                               -------------
                                                                                      15,651
                                                                               -------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.14%)
   9,340,994   12/29/2011   Samsung Electronics Co., Ltd.                           (410,953)

                            Agreement with Morgan Stanley, dated 12/23/2009
                            to receive the total return of the shares of
                            Samsung Electronics Co., Ltd. in exchange for an
                            amount to be paid monthly equal to the one month
                            LIBOR rate plus 0.90%
  18,929,059    3/31/2012   Samsung Electronics Co., Ltd.                           (830,627)

                            Agreement with Morgan Stanley, dated 03/26/2010
                            to receive the total return of the shares of
                            Samsung Electronics Co., Ltd. in exchange for an
                            amount to be paid monthly equal to the one month
                            LIBOR rate plus 0.65%
                                                                               -------------
                                                                                  (1,241,580)
                                                                               -------------
               ENTERPRISE SOFTWARE / SERVICES - (0.27%)
  47,059,472     6/2/2011   Oracle Corp.                                          (2,496,953)
                                                                               -------------
                            Agreement with Morgan Stanley, dated 06/25/2009
                            to receive the total return of the shares of
                            Oracle Corp. in exchange for an amount to be
                            paid monthly equal to the one month LIBOR rate
                            plus 0.45%

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2010
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - LONG - (CONTINUED)
               SEMICONDUCTOR EQUIPMENT - (0.05%)
$  5,250,881   12/29/2011   Jusung Engineering Co., Ltd.                       $    (450,247)
                                                                               -------------
                            Agreement with Morgan Stanley, dated 05/20/2010
                            to receive the total return of the shares of
                            Jusung Engineering Co., Ltd. in exchange for an
                            amount to be paid monthly equal to the one
                            month LIBOR rate plus 1.25%
               TOYS - 0.02%
   5,923,796   12/21/2010   Nintendo Co., Ltd.                                       149,037
                                                                               -------------
                            Agreement with Morgan Stanley, dated 12/16/2008
                            to receive the total return of the shares of
                            Nintendo Co., Ltd. in exchange for an amount to
                            be paid monthly equal to the one month LIBOR
                            rate plus 0.60%
               WEB PORTALS / ISP - (0.17%)
  27,967,058     6/2/2011   Google, Inc., Class A                                 (1,643,843)

                            Agreement with Morgan Stanley, dated 08/04/2009
                            to receive the total return of the shares of
                            Google, Inc., Class A in exchange for an amount
                            to be paid monthly equal to the one month LIBOR
                            rate plus 0.45%
  24,026,157    3/31/2012   NHN Corp.                                                 63,635

                            Agreement with Morgan Stanley, dated 03/26/2010
                            to receive the total return of the shares of
                            NHN Corp. in exchange for an amount to be paid
                            monthly equal to the one month LIBOR rate plus
                            0.65%
                                                                               -------------
                                                                                  (1,580,208)
                                                                               -------------
               WIRELESS EQUIPMENT - (0.23%)
  41,595,869     6/2/2011   QUALCOMM, Inc.                                        (2,085,886)
                                                                               -------------
                            Agreement with Morgan Stanley, dated 05/27/2009
                            to receive the total return of the shares of
                            QUALCOMM, Inc. in exchange for an amount to be
                            paid monthly equal to the one month LIBOR rate
                            plus 0.45%
                                                                               -------------
               TOTAL LONG SWAP CONTRACTS                                       $  (7,690,186)
                                                                               =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2010
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - 0.26%
               AUDIO / VIDEO PRODUCTS - (0.00%)
$  6,184,200   12/21/2010   Pioneer Corp.                                      $      (3,757)
                                                                               -------------
                            Agreement with Morgan Stanley, dated 05/15/2009
                            to deliver the total return of the shares of
                            Pioneer Corp. in exchange for an amount to be
                            received monthly equal to the one month LIBOR
                            rate less 0.40%.
               AUTO - CARS / LIGHT TRUCKS - 0.02%
   5,366,104    3/29/2012   Volvo AB, Class B                                        204,174
                                                                               -------------
                            Agreement with Morgan Stanley, dated 03/26/2010
                            to deliver the total return of the shares of
                            Volvo AB, Class B in exchange for an amount to
                            be received monthly equal to the one month
                            LIBOR rate less 0.50%.
               CAPACITORS - 0.05%
  13,168,435   12/21/2010   Taiyo Yuden Co., Ltd.                                    462,395
                                                                               -------------
                            Agreement with Morgan Stanley, dated 05/15/2009
                            to deliver the total return of the shares of
                            Taiyo Yuden Co., Ltd.. in exchange for an
                            amount to be received monthly equal to the one
                            month LIBOR rate less 0.65%.
               CELLULAR TELECOMMUNICATIONS - 0.01%
   2,646,157    3/31/2012   SK Telecom Co., Ltd.                                      46,708
                                                                               -------------
                            Agreement with Morgan Stanley, dated 06/17/2010
                            to deliver the total return of the shares of SK
                            Telecom Co., Ltd. in exchange for an amount to
                            be received monthly equal to the one month
                            LIBOR rate less 4.25%.
               CIRCUIT BOARDS - 0.01%
   4,722,666    1/21/2011   Nan Ya Printed Circuit Board Corp.                        86,437
                                                                               -------------
                            Agreement with Morgan Stanley, dated 11/03/2009
                            to deliver the total return of the shares of
                            Nan Ya Printed Circuit Board Corp. in exchange
                            for an amount to be received monthly equal to
                            the one month LIBOR rate less 9.00%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2010
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
               COMPUTERS - (0.01%)
$  2,287,833    1/21/2011   HTC Corp.                                          $     (42,177)
                                                                               -------------
                            Agreement with Morgan Stanley, dated 06/14/2010
                            to deliver the total return of the shares of
                            HTC Corp. in exchange for an amount to be
                            received monthly equal to the one month LIBOR
                            rate less 4.00%.
               COMPUTERS PERIPHERAL EQUIPMENT - (0.00%)
   1,199,269    1/21/2011   Chimei Innolux Corp.                                     (10,588)
                                                                               -------------
                            Agreement with Morgan Stanley, dated 03/18/2010
                            to deliver the total return of the shares of
                            Chimei Innolux Corp. in exchange for an amount
                            to be received monthly equal to the one month
                            LIBOR rate less 1.50%.
               ELECTRIC PRODUCTS - MISCELLANEOUS - 0.04%
   6,327,681   12/21/2010   Casio Computer Co., Ltd.                                 336,685
                                                                               -------------
                            Agreement with Morgan Stanley, dated 05/15/2009
                            to deliver the total return of the shares of
                            Casio Computer Co., Ltd. in exchange for an
                            amount to be received monthly equal to the one
                            month LIBOR rate less 0.40%.
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.03%
   8,455,113   12/21/2010   Alps Electric Co., Ltd.                                  235,040
                                                                               -------------
                            Agreement with Morgan Stanley, dated 05/15/2009
                            to deliver the total return of the shares of
                            Alps Electric Co., Ltd. in exchange for an
                            amount to be received monthly equal to the one
                            month LIBOR rate less 0.40%.
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.06%
  11,124,421   12/21/2010   Elpida Memory, Inc.                                     (794,614)

                            Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Elpida Memory, Inc. in exchange for an amount to be received monthly equal to the one month
                            LIBOR rate less 0.40%.

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               JUNE 30, 2010
  NOTIONAL      MATURITY                                                         UNREALIZED
   AMOUNT         DATE                                                          GAIN/(LOSS)
------------   ----------                                                      -------------
               SWAP CONTRACTS - (CONTINUED)
               TOTAL RETURN SWAP CONTRACTS - SHORT - (CONTINUED)
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - (CONTINUED)
$  5,474,741    1/21/2011   Epistar Corp.                                      $     182,952

                            Agreement with Morgan Stanley, dated 02/23/2010
                            to deliver the total return of the shares of
                            Epistar Corp. in exchange for an amount to be
                            received monthly equal to the one month LIBOR
                            rate less 6.50%.
  13,498,479    3/31/2012   Hynix Semiconductor, Inc.                                771,189

                            Agreement with Morgan Stanley, dated 03/26/2010
                            to deliver the total return of the shares of
                            Hynix Semiconductor, Inc. in exchange for an
                            amount to be received monthly equal to the one
                            month LIBOR rate less 4.46%.
   4,767,301    1/21/2011   MediaTek, Inc.                                           242,254

                            Agreement with Morgan Stanley, dated 01/15/2009
                            to deliver the total return of the shares of
                            MediaTek, Inc. in exchange for an amount to be
                            received monthly equal to the one month LIBOR
                            rate less 6.50%.
   7,787,505   12/21/2010   Shinko Electric Industries Co., Ltd.                     193,885

                            Agreement with Morgan Stanley, dated 10/29/2009
                            to deliver the total return of the shares of
                            Shinko Electric Industries Co., Ltd. in
                            exchange for an amount to be received monthly
                            equal to the one month LIBOR rate less 0.40%.
                                                                               -------------
                                                                                     595,666
                                                                               -------------
                     POWER CONVERSION / SUPPLY EQUIPMENT - 0.05%
   7,668,363     1/3/2012   Vestas Wind Systems AS                                   450,142
                                                                               -------------
                            Agreement with Morgan Stanley, dated 12/28/2009
                            to deliver the total return of the shares of
                            Vestas Wind Systems AS in exchange for an
                            amount to be received monthly equal to the one
                            month LIBOR rate less 0.50%.
                                                                               -------------
               TOTAL SHORT SWAP CONTRACTS                                      $   2,360,725
                                                                               =============

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SCHEDULE OF SWAP CONTRACTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 2010
                                                                  PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                                      NET ASSETS (%)
--------------------------------------------------------------   ---------------
Audio / Video Products                                                 0.00
Auto - Cars / Light Trucks                                             0.02
Capacitors                                                             0.05
Cellular Telecommunications                                            0.01
Circuit Boards                                                         0.01
Computers                                                             (0.01)
Computers - Peripheral Equipment                                       0.00
Electric Products - Miscellaneous                                      0.04

                                                                  JUNE 30, 2010
                                                                  PERCENTAGE OF
SWAP CONTRACTS - BY INDUSTRY                                      NET ASSETS (%)
--------------------------------------------------------------   ---------------
Electronic Components - Miscellaneous                                  0.03
Electronic Components - Semiconductors                                (0.08)
Enterprise Software / Services                                        (0.27)
Power Conversion / Supply Equipment                                    0.05
Semiconductor Equipment                                               (0.05)
Toys                                                                   0.02
Web Portals / ISP                                                     (0.17)
Wireless Equipment                                                    (0.23)
                                                                     ------
TOTAL SWAP CONTRACTS                                                  (0.58%)
                                                                     ======

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED
                                                                 JUNE 30, 2010
INVESTMENT INCOME
   Dividends (net of withholding taxes of $78,674)             $      3,828,999
   Interest                                                           1,570,271
                                                               ----------------
      TOTAL INVESTMENT INCOME                                         5,399,270
                                                               ----------------

EXPENSES
   Dividends on securities sold, not yet purchased                    6,599,308
   Administration fees                                                4,681,001
   Prime broker fees                                                  4,654,422
   Accounting and investor services fees                                379,833
   Custodian fees                                                       169,134
   Audit and tax fees                                                   115,840
   Insurance expense                                                    106,363
   Board of Managers' fees and expenses                                  84,932
   Registration expense                                                  71,143
   Legal fees                                                            43,435
   Printing expense                                                      38,530
   Interest expense                                                      30,110
   Miscellaneous                                                         69,031
                                                               ----------------
      TOTAL OPERATING EXPENSES                                       17,043,082
                                                               ----------------
      NET INVESTMENT LOSS                                           (11,643,812)
                                                               ----------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT ACTIVITIES
  FOREIGN CURRENCY TRANSACTIONS AND SWAP CONTRACTS
   Net realized gain on investment in securities                     80,371,535
   Net realized loss on purchased options                            (5,771,291)
   Net realized loss on securities sold, not yet purchased           (2,557,754)
   Net realized loss on foreign currency transactions                  (140,529)
   Net realized loss on swap contracts                              (32,266,565)
                                                               ----------------
NET REALIZED GAIN ON INVESTMENT ACTIVITIES, FOREIGN CURRENCY
  TRANSACTIONS AND SWAP CONTRACTS                                    39,635,396
NET CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENT
  ACTIVITIES AND FOREIGN CURRENCY TRANSACTIONS                      (54,644,620)

NET CHANGE IN UNREALIZED GAIN/(LOSS) ON SWAP CONTRACTS               (5,208,507)
                                                               ----------------

   NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENT
     ACTIVITIES, FOREIGN CURRENCY TRANSACTIONS AND SWAP
     CONTRACTS                                                      (20,217,731)
                                                               ----------------

   NET DECREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS  $    (31,861,543)
                                                               ================

   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                              SPECIAL
                                                                             ADVISORY
                                                                              MEMBER           MEMBERS            TOTAL
                                                                           -------------   ---------------   --------------
MEMBERS' CAPITAL, DECEMBER 31, 2008                                        $          --   $   601,095,504   $  601,095,504
                                                                           =============   ===============   ==============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                     $          --   $   (15,379,828)  $  (15,379,828)
   Net realized gain on investment activities, foreign currency
     transactions and swap contracts                                                  --        30,565,615       30,565,615
   Net change in unrealized gain/(loss) on investment activities,
     foreign currency transactions and swap contracts                                 --       196,709,412      196,709,412
   Incentive allocation                                                       18,992,270       (18,992,270)              --
                                                                           -------------   ---------------   --------------
   NET INCREASE IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS                 18,992,270       192,902,929      211,895,199
                                                                           -------------   ---------------   --------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                              --       170,277,383      170,277,383
   Capital withdrawals                                                       (18,992,270)      (72,859,754)     (91,852,024)
                                                                           -------------   ---------------   --------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL RESULTING FROM
     CAPITAL TRANSACTIONS                                                    (18,992,270)       97,417,629       78,425,359
                                                                           -------------   ---------------   --------------
MEMBERS' CAPITAL, DECEMBER 31, 2009                                        $          --   $   891,416,062   $  891,416,062
                                                                           =============   ===============   ==============

FROM INVESTMENT ACTIVITIES
   Net investment loss                                                     $          --   $   (11,643,812)  $  (11,643,812)
   Net realized gain on investment activities, foreign currency
     transactions and swap contracts                                                  --        39,635,395       39,635,396
   Net change in unrealized gain/(loss) on investment activities,
     foreign currency transactions and swap contracts                                 --       (59,853,126)     (59,853,127)
   Incentive allocation                                                              781              (781)              --
                                                                           -------------   ---------------   --------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL RESULTING FROM OPERATIONS             781       (31,862,324)     (31,861,543)
                                                                           -------------   ---------------   --------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                                              --       102,076,872      102,076,872
   Capital withdrawals                                                              (781)      (43,468,006)     (43,468,787)
                                                                           -------------   ---------------   --------------
   NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL RESULTING FROM CAPITAL
     TRANSACTIONS                                                                   (781)       58,608,866       58,608,085
                                                                           -------------   ---------------   --------------
MEMBERS' CAPITAL, JUNE 30, 2010                                            $          --   $   918,162,604   $  918,162,604
                                                                           =============   ===============   ==============


   The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            Advantage Advisers Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of June 5, 2003. The Company's investment objective is to achieve maximum capital appreciation. From the inception of the Company, through July 1, 2010, the Company pursued its investment objective by investing in a portfolio consisting primarily of equity securities of technology companies that derive a major portion of their revenue directly or indirectly from business lines that benefit from technological events or advances. Commencing on July 1, 2010, the investment program was updated to focus on investing in a portfolio consisting generally of equity securities that the Adviser believes are well positioned to benefit from demand for their products or services, particularly companies that can innovate or grow rapidly relative to their peers in their markets. These type of companies are generally considered to be "growth companies." The Company's portfolio of securities is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights. The Adviser may use total return swaps to gain long or short investment exposure in lieu of purchasing or selling an equity security directly.

            Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers"). There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. The Company's investment adviser is Advantage Advisers Management, L.L.C., a Delaware limited liability company (the "Adviser"). The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. ("Oppenheimer"). The Adviser is responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Alkeon Capital Management L.L.C. ("Alkeon") is a non-managing member of the Adviser. Investment professionals employed by Alkeon, including Mr. Takis Sparaggis, who serves as the Company's portfolio manager, manage the Company's portfolio on behalf of the Adviser under the supervision of OAM. Oppenheimer has a minority profit participation interest in Alkeon.

            The acceptance of initial and additional contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in its complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year. Prior to making the change in the Company's investment program, the Company made a tender offer with respect to 100% of the Company's assets.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      1.    ORGANIZATION (CONTINUED)

            Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

      2.    SIGNIFICANT ACCOUNTING POLICIES

            In June 2009, the Financial Accounting Standards Board ("FASB") issued THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED PRINCIPLES. The standard identifies the FASB Accounting Standards Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the SEC and its staff. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Company is in conformity with the standard.

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as "authoritative guidance") requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

            The following is a summary of the Company's accounting policies:

            A.    REVENUE RECOGNITION

            Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized using the effective interest rate method.

            B.    PORTFOLIO VALUATION

            The Company's securities are valued at fair value in accordance with policies adopted by the Board of Managers, which are summarized below.

            (i) Domestic exchange traded securities (other than options and those securities traded on NASDAQ) shall be valued:

                  (1) at their last composite sale price as reported on the exchanges where those securities are traded; or

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

                  (2) if no sales of those securities are reported on a particular day, the securities are valued based upon their composite bid price for securities held long, or their composite asked price for securities sold, not yet purchased, as reported by those exchanges.

            (ii)  Securities traded on NASDAQ shall be valued:

                  (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 p.m. (Eastern
                        Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

                  (2) if no NOCP is available at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

                  (3)   if no sale is shown on NASDAQ at the bid price; or

                  (4) if no sale is shown and no bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the fair valuation procedures set forth herein.

            Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid price (in the case of securities held long) or asked price (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options are valued at their bid price (or asked price in the case of listed written options) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available are valued at their bid price (or asked price in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the fair value of the securities and other assets are determined in good faith by, or under the supervision of, the Board of Managers.

            Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

            Securities associated with swaps are valued in accordance with the procedures described above, net of any contractual terms with the counterparty.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

            Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

            All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities are fair valued as determined in good faith by, or under the supervision of, the Board of Managers.

            The determination of fair value shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

            The fair value of the Company's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

            During the six months ended, June 30, 2010, the Company followed authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

-------------------------------------------------------------------------------
      2.    SIGNIFICANT  ACCOUNTING POLICIES  (CONTINUED)

            B.    PORTFOLIO VALUATION (CONTINUED)

            Various inputs are used in determining the value of the Company's investments. These inputs are summarized in the three broad levels listed below.

            Level 1 -- observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

            Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

            Level 3 -- significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

            The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

            Additional information on the investments can be found in the Schedule of Portfolio Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

            The following is a summary of the inputs used, as of June 30, 2010, in valuing the Company's investments at fair value.

                                                            SECURITIES SOLD,      OTHER
                                             INVESTMENTS         NOT YET        FINANCIAL
            VALUATION INPUTS                IN SECURITIES       PURCHASED      INSTRUMENTS
            ----------------                -------------   ----------------   -----------
            Level 1--Quoted Prices
               Common Stock                 $ 994,073,485   $   (529,275,893)  $        --
               Purchased Options                4,163,850                 --            --

            Level 2--Other Significant
            Observable Inputs
               Total Return Swaps                      --                 --    (5,329,461)

            Level 3--Other Significant
            Unobservable Inputs                        --                 --            --
                                            -------------   ----------------   -----------
            Total                           $ 998,237,335   $   (529,275,893)  $(5,329,461)
                                            =============   ================   ===========

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

-------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            C.    CASH AND CASH EQUIVALENTS

            The Company treats all highly liquid financial instruments that mature within three months at the time of purchase as cash equivalents. Restricted Cash represents funds held by the Custodian for securities held as collateral. At June 30, 2010, $167,937,443 in cash equivalents was held at PNC Bank in a money market account, as well as, foreign currency with a U.S. Dollar value of $4,246,977 was held at PFPC Trust Company.

            D.    INCOME TAXES

            The Company has reclassified $15,379,828 and $30,565,615 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the year ended December 31, 2009. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

            In accordance with authoritative guidance, Management has analyzed the Company's tax position for all open tax years (tax years ended December 31, 2006-2009), and has concluded that a liability of $3,142,315 capital gain country tax is required in the Company's financial statements. The Company recognizes interest and penalties, if any, related to country tax expense within the Statement of Operations. During the period, the Company did not record any interest or penalties.

            Each Member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss.

      3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

            Oppenheimer provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

            During the six months ended June 30, 2010, Oppenheimer earned $52,176 as brokerage commissions from portfolio transactions executed on behalf of the Company. Mainsail Group, L.L.C., a broker-dealer affiliate of Alkeon, earned $796,906 as brokerage commissions from portfolio transactions executed on behalf of the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

-------------------------------------------------------------------------------

      3.    ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

            Net profits or net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Member) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, is entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation is credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the six months ended June 30, 2010, an Incentive Allocation of $781 was credited to the Special Advisory Member's capital account and was included in withdrawals payable at June 30, 2010, in the Statement of Assets, Liabilities and Members' Capital.

            Each member of the Board of Managers (each a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $15,000 plus a fee for each meeting attended. The Lead Independent Manager and the Chair of the Audit Committee receive a supplemental retainer of $7,500 and $3,750 per annum, respectively. Managers who are "interested persons" do not receive any annual or other fee from the Company. Managers who are not "interested persons" are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

            PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

            PNC Global Investment Servicing Inc. (now known as BNY Mellon Investment Servicing (USA) Inc. ("BNY Mellon")) serves as investor services and accounting agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company pays BNY Mellon an accounting and investor services fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

            Oppenheimer acts as the non-exclusive placement agent for the Company, without special compensation from the Company, and bears costs associated with its activities as placement agent. However, the placement agent is entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the six months ended June 30, 2010, such sales commissions earned by Oppenheimer amounted to $435,287.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

-------------------------------------------------------------------------------

      4.    INDEMNIFICATIONS

            The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

      5.    SECURITIES TRANSACTIONS

            Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2010, amounted to $889,664,931 and $854,072,605, respectively. Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the six months ended June 30, 2010, amounted to $498,263,312 and $666,545,492, respectively.

            At December 31, 2009, the aggregate cost for Federal income tax purposes of portfolio investments, securities sold, not yet purchased, and purchased options was $822,081,478, $380,009,544 and $8,200,049, respectively.

            For Federal income tax purposes, at December 31, 2009, accumulated net unrealized gain on portfolio investments, securities sold, not yet purchased, and purchased options was $133,011,400, consisting of $184,011,861 gross unrealized gain and $51,000,461 gross unrealized loss.

            Due from broker primarily represents proceeds from securities sold, not yet purchased, net of excess cash, held at the prime broker as of June 30, 2010, and is used as collateral for securities sold, not yet purchased.

      6.    SHORT-TERM BORROWINGS

            The Company has the ability to trade on margin and borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2010, the average daily amount of such borrowings was $2,995,897 and the daily weighted average annualized interest rate was 0.55%. The Company had borrowings outstanding at June 30, 2010, totaling $3,445,644 recorded as due to broker on the Statement of Assets, Liabilities and Members' Capital.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

-------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

            In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options, swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

            The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

            Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Primarily all investments in securities sold, not yet purchased and due from broker are positions with, and amounts due from, the prime broker, Morgan Stanley. Accordingly, the Company has a concentration of individual counterparty credit risk with the prime broker. The Company pledges securities in an account at PFPC Trust Company, for the benefit of the prime broker, to meet the margin requirement as determined by the prime broker.

            A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or "notional" amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps or equity swaps which can also include contracts for difference, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Company's investment exposure to the particular interest rate, currency, commodity or equity involved. Securities associated with swaps are marked-to-market based on the Company's valuation procedures that are outlined in Section 2b of these notes. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Net unrealized gains are reported as an asset and net unrealized losses are reported as a liability on the Statement of Assets, Liabilities and Members' Capital. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

            Most swap agreements entered into by the Company require the calculation of the obligations of the parties to the agreements on a "net basis." Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

-------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            The Company is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Company is contractually obligated to make. If the other party to a swap defaults, the Company's risk of loss consists of the net amount of payments that the Company contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets, Liabilities and Members' Capital.

            The unrealized appreciation/depreciation, rather than the notional amount, represents the approximate future cash to be received or paid, respectively.

            The Company may write (sell) put and call options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets.

            The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. The average quarterly market value of purchased options was $4,730,617 during the six months ended June 30, 2010 which is indicative of the volume of activity of purchased options. The swap contracts that are presented in the Schedule of Swap Contracts are representative of the volume of the derivative activity during the six months ended June 30, 2010.

            When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option. Exercise of a written option by a counterparty could result in the Company selling or buying a security at a price different from the current market value. During for the six months ended June 30, 2010, the Company had no transactions in written options.

            The Company follows authoritative guidance on disclosures about derivative instruments and hedging activities. Authoritative guidance requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All accounting policies and disclosures have been made in accordance with authoritative

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

-------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            guidance and are incorporated for the current period as part of the disclosures within this Note. The realized gain/(loss) on purchased options and swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized gain/(loss) on purchased options of $784,097 is included in the net change in unrealized gain/(loss) from investments activities and foreign currency transactions on the Statement of Operations within these financial statements. The net change in unrealized gain/(loss) on swap contracts is reflected on the Statement of Operations within these financial statements. Option contracts serve as components of the Company's investment strategies and are utilized to structure investments to enhance the performance of the Company.
                                      -33-

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

8.FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                      SIX MONTHS
                                         ENDED            YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     JUNE 30, 2010       DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      (UNAUDITED)            2009           2008           2007           2006           2005
                                     -------------       ------------   ------------   ------------   ------------   ------------
Net assets, end of period (000s)     $     918,163       $    891,416   $    601,096   $    690,957   $    394,226   $    360,816
Ratio of net investment loss to
  average net assets**                       (2.52%)***         (2.03%)        (1.49%)        (0.82%)        (0.58%)        (0.91%)
Ratio of expenses to average net
  assets**                                    3.69%***           3.09%          3.64%          2.46%          2.54%          2.33%
Ratio of incentive allocation to
  average net assets                             0%***+          2.51%          0.02%         11.06%          4.00%          0.89%
Portfolio turnover                              86%               293%           382%           360%           546%           365%
Total return - gross*                        (3.44%)            31.80%        (17.02%)        73.96%         22.26%         11.47%
Total return - net*                          (3.44%)            25.44%        (17.02%)        59.17%         17.81%          9.18%
Average debt ratio                            0.65%***           1.01%          0.93%          0.70%           N/A            N/A

      * Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

      ** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

      ***   Annualized

      N/A   Not applicable

      +     Less than 0.01%

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2010 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Company through August 19, 2010, the date the financial statements were issued. Management has determined that there are no material events that would require additional disclosure in the Company's financial statements through this date except as disclosed below.

The Company received initial and additional contributions from Members of $16,158,337.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.    PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the period from June 30, 2006 through June 30, 2010 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.   PORTFOLIO HOLDINGS

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

III.  APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on March 24, 2010, the Board of Managers of the Company (the "Board") completed its annual consideration of, and approved the renewal of, the Company's investment advisory agreement with the Adviser.

In approving the renewal of the investment advisory agreement, the Board, including each of the Independent Managers, reviewed various written materials provided by the Adviser at the request of the Board and assessed: (i) the nature, extent and quality of the services provided to the Company; (ii) the investment performance of the Company relative to other comparable funds; (iii) advisory fees and other fees and expenses of the Company (including fee information for comparable funds) and the profitability of the Adviser; (iv) the extent to which economies of scale would be realized as the Company's assets under management increase; and (v) whether advisory fee levels reflect any such economies of scale for the benefit of investors. The Board also approved the renewal of the administrative services agreement between the Company and Oppenheimer, an affiliate of the Adviser, which provides certain administrative services to the Company.

In considering the nature, extent and quality of services that the Adviser provides to the Company, the Board reviewed presentations from management relating to staffing, management and the organizational structure of the various departments of Oppenheimer providing services to the Company. The Board also reviewed with management the investment management, compliance, regulatory, risk management, administration, accounting, infrastructure and investor services provided by the Adviser and Oppenheimer and reviewed the costs associated with providing these services.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

The Independent Managers had, over the previous twelve months, also considered various matters, including: Oppenheimer's commitment to the advisory business, including the alternative investment advisory business, and its platform of proprietary products; the research and portfolio management capabilities of the personnel responsible for managing the Company's assets; the appropriateness of the Adviser's staffing levels and the commitment of resources to fund accounting and administration, shareholder services and regulatory compliance; the Adviser's oversight of third party service providers; the Company's investment performance and the profitability of the Adviser attributable to providing services to the Company, among other matters.

Based on its review, the Board concluded that the Company benefits from the services provided by the Adviser, including research and portfolio management services and also benefits from the administrative services and compliance infrastructure provided by the Adviser and Oppenheimer. The Board noted its overall satisfaction with the nature, extent and quality of services provided by the Adviser and concluded that the Company was receiving the services required from the Adviser under its agreement with the Company, and that these services were of appropriate quality.

The Board also reviewed materials relating to the Company's investment performance on a quarterly basis. The Board also considered the Company's historical investment performance, including a comparison of such performance to the performance of similar funds and relevant indices. The consensus of the Board was that during the past year the investment performance of the Company was competitive with its peers. The indirect benefits received by the Adviser and its affiliates attributable to its relationships to the Company also were considered.

The Board also considered the advisory fees and current and historical expense ratios of the Company for the services provided by the Adviser and Oppenheimer under the investment advisory agreement and administrative services agreement, respectively. The Independent Managers concluded that the fees paid to Oppenheimer and the Adviser were reasonable and appropriate and were within industry norms, based on the comparisons to similar funds. In particular, a fee comparison showed that the fees charged -- a 1.0% management fee and 20% incentive allocation -- were at the mid-to-lower end of fees charged for similar products. In this regard, the Board reviewed a comparison of the Company's fees to those of comparable registered funds, and concluded that the Company's fees are similar to those of the other funds. The Board also considered revenues received by the Adviser and Oppenheimer from the Company, including management fees, incentive allocations and investment income, as well as data regarding the Adviser's financial condition, compensation and profitability, including related direct and indirect operating expenses relating to the Company, payments made to registered representatives of Oppenheimer for services they provide to investors and marketing and sales expenses. The Board noted that registered representatives of Oppenheimer continue to be paid out of Oppenheimer's resources for providing various investor services. The Board noted that the Adviser had not realized significant profits during the previous year from its relationship with the Company but continues to be willing to manage the Company. The Adviser reviewed with the Board the methodology used to estimate these costs and profits of the Adviser, as set forth in the profitability materials provided by management. It also considered the indirect benefits received by the Adviser and its affiliates attributable to their relationships to the Company.

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.

SUPPLEMENTAL INFORMATION (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

Based on its review of information relating to the Company's fees and expenses and the profitability of the Adviser and its affiliates, the Board concluded that the Company's fees under the investment advisory agreement and administrative services agreement bear a reasonable relationship to the services provided by the Adviser and Oppenheimer.

With respect to whether the Company benefits from economies of scale in costs associated with services provided to the Company, the Board concluded that material economies of scale are not being realized at current asset levels.

Based on the considerations described above, the following conclusions and determinations were made by the Board, including all of the Independent
Managers:

      1. the nature, extent and quality of the services provided by the Adviser were adequate and appropriate;

      2. the fees paid to the Adviser and Oppenheimer are reasonable and appropriate in light of both comparative fee information and benefits to be derived by the Adviser and Oppenheimer from their relationships with the Company;

      3. the Adviser's fees are reasonable in light of the advisory fees charged by the Adviser (and other affiliates) and other unaffiliated investment advisers to similar investment vehicles receiving similar services and in light of the fact that, absent any performance allocation, the expenses associated with providing services to the Company had exceeded in the past, and may exceed in the future, the fees payable by the Company;

      4. material economies of scale are not being realized by the Adviser or Oppenheimer at current asset levels.

      5. the approval of the renewal of the Company's investment advisory agreement and administrative services agreement for an additional annual period is in the best interests of the Company and its Members.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Advantage Advisers Xanthus Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Bryan McKigney
                          ------------------------------------------------------
                                    Bryan McKigney, Principal Executive Officer
                                    (principal executive officer)

Date August 31, 2010
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Bryan McKigney
                          ------------------------------------------------------
                                    Bryan McKigney, Principal Executive Officer
                                    (principal executive officer)

Date August 31, 2010
     ---------------------------------------------------------------------------

By (Signature and Title)*           /s/ Vineet Bhalla
                          ------------------------------------------------------
                                    Vineet Bhalla, Chief Financial Officer
                                    (principal financial officer)

Date August 31, 2010
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.